CONTINGENT ASSETS AND LIABILITIES (Details)	1 Months Ended			6 Months Ended
	Jan. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) a Patent	Jul. 31, 2024 USD ($)	Jan. 30, 2024 USD ($)
Titan Project [Member]
Contingent Assets and Liabilities [Abstract]
Surface area of property allowed for lease or purchase (in acres) | a				9,576
Blacksand [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase				$ 6,000,000
Percent of purchase price to be paid in shares				30.00%
Amount of commitment to invest upon exercise of option to purchase				$ 1,000,000
Percent of cumulative net sales to be paid as royalty				0.50%
Blacksand [Member] | Bottom of range [member]
Contingent Assets and Liabilities [Abstract]
Number of global patents owned | Patent				40
Threshold of assets and properties for royalty payment				$ 300,000,000
Blacksand [Member] | Subsequent Events [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase						$ 2,000,000
Blacksand [Member] | Option Period One [Member]
Contingent Assets and Liabilities [Abstract]
Payment made to purchase certain assets during option period			$ 1,500,000
Blacksand [Member] | Option Period Two [Member]
Contingent Assets and Liabilities [Abstract]
Payment made to purchase certain assets during option period		$ 1,500,000
Blacksand [Member] | Option Period Three [Member] | Subsequent Events [Member]
Contingent Assets and Liabilities [Abstract]
Payment made to purchase certain assets during option period	$ 500,000
Blacksand [Member] | Option Period Four [Member] | Forecast [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase					$ 500,000
Blacksand [Member] | Option Period Five [Member] | Subsequent Events [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase						$ 2,000,000